Property, Equipment and Software	12 Months Ended
Dec. 31, 2014
Property, Equipment and Software
Property, Equipment and Software

7.Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Building and decoration	609,865	569,911
Leasehold improvements	42,491	40,790
Furniture, fixtures and office equipment	49,000	63,946
Vehicles	14,845	23,627
Servers and computers	818,271	931,024
Software	40,141	45,356
Construction in progress	196,929	574,932
	1,771,542	2,249,586
Less: accumulated depreciation	(899,429)	(968,361)
Net book value	872,113	1,281,225

Depreciation expense was RMB184.2 million, RMB158.0 million and RMB172.4 million for the years ended 2012, 2013 and 2014, respectively.

As of December 31, 2013 and 2014, the construction in progress balance mainly represented a prepayment of RMB189.5 million and RMB557.7 million, respectively, for the construction of office buildings in Beijing, Hangzhou and Guangzhou. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.